Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129658
Account Value [Line Items]
Account Value	$ 23,091	$ 22,801	$ 22,997	$ 22,231	$ 21,077	$ 20,265	$ 18,438	$ 18,266	$ 17,130	$ 16,718	$ 16,808	$ 16,178	$ 17,091	$ 18,352	$ 19,302	$ 19,743	$ 18,956	$ 17,601	$ 16,280	$ 15,194	$ 13,392	$ 13,392	$ 13,960	$ 13,244	$ 12,615	$ 12,723	$ 12,274	$ 12,940	$ 12,589	$ 12,598	$ 12,350	$ 11,734	$ 11,323	$ 10,751	$ 10,044	$ 10,035	$ 9,640	$ 8,884		$ 9,597	$ 9,334	$ 10,000
C000129659
Account Value [Line Items]
Account Value	22,519	22,259	22,470	21,730	20,618	19,831	18,056	17,898	16,791	16,407	16,503	15,889	16,793	18,052	19,000	19,447	18,677	17,356	16,056	15,000	13,233	13,243	13,806	13,122	12,497	12,614	12,175	12,848	12,498	12,516	12,287	11,671	11,269	10,707	10,017	10,017	9,621	8,873		9,596	9,332	10,000
C000169040
Account Value [Line Items]
Account Value	1,311,392	1,294,905	1,305,849	1,261,096	1,194,969	1,148,880	1,044,296	1,034,561	969,657	946,292	950,691	914,480	965,421	1,036,616	1,089,994	1,114,242	1,069,294	992,409	917,435	855,812	753,875	753,875	785,289	745,555	709,133	715,203	689,606	726,967	706,730	707,249	693,364	658,295	634,749	602,686	563,041	562,560	539,942	497,594	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	23,307	22,775	22,841	22,163	20,883	20,181	18,481	18,309	17,251	16,959	16,832	16,224	17,122	18,068	18,580	18,891	18,230	16,808	15,668	14,706	13,069	13,140	13,956	13,070	12,535	12,736	12,408	13,136	12,680	12,599	12,400	11,644	11,317	10,903	10,202	10,146	9,762	8,968		9,689	9,335	10,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	23,307	22,775	22,841	22,163	20,883	20,181	18,481	18,309	17,251	16,959	16,832	16,224	17,122	18,068	18,580	18,891	18,230	16,808	15,668	14,706	13,069	13,140	13,956	13,070	12,535	12,736	12,408	13,136	12,680	12,599	12,400	11,644	11,317	10,903	10,202	10,146	9,762	8,968		$ 9,689	$ 9,335	$ 10,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	$ 1,292,266	$ 1,262,780	$ 1,266,426	$ 1,228,867	$ 1,157,864	$ 1,118,971	$ 1,024,709	$ 1,015,173	$ 956,503	$ 940,333	$ 933,252	$ 899,539	$ 949,380	$ 1,001,830	$ 1,030,222	$ 1,047,425	$ 1,010,808	$ 931,960	$ 868,732	$ 815,418	$ 724,629	$ 728,570	$ 773,816	$ 724,669	$ 695,030	$ 706,179	$ 687,955	$ 728,355	$ 703,035	$ 698,587	$ 687,537	$ 645,592	$ 627,482	$ 604,505	$ 565,682	$ 562,551	$ 541,265	$ 497,238	$ 500,000